[GRAPHIC OMITTED]


Oppenheimer
New York Municipal Fund



                                             Semiannual Report March 31, 2002







[LOGO OMITTED]
OppenheimerFunds(R)
The Right Way to Invest

REPORT HIGHLIGHTS


Fund Objective

Oppenheimer New York Municipal Fund seeks the maximum current income exempt from Federal, New York State and New York City income taxes for individual investors consistent with the preservation of capital.


    CONTENTS

 1    Letter to Shareholders

 3    An Interview
      with Your Fund's
      Managers

 8    Financial Statements

27    Officers and Trustees






                                                  CUMULATIVE TOTAL RETURNS*
                                                         For the 6-Month Period
                                                         Ended 3/31/02
                                                         Without      With
                                                         Sales Chg.   Sales Chg.
                                                  ------------------------------
                                                  Class A   -0.33%       -5.06%
                                                  ------------------------------
                                                  Class B   -0.79        -5.64
                                                  ------------------------------
                                                  Class C   -0.79        -1.76
                                                  ------------------------------


                                                  ----------------------------
                                                  AVERAGE ANNUAL TOTAL RETURNS*
                                                         For the 1-Year Period
                                                         Ended 3/31/02
                                                         Without      With
                                                         Sales Chg.   Sales Chg.
                                                  ------------------------------
                                                  Class A    2.42%       -2.44%
                                                  ------------------------------
                                                  Class B    1.65        -3.22
                                                  ------------------------------
                                                  Class C    1.65         0.67
                                                  ------------------------------


SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.

  For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.

  The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

  While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.


[GRAPHIC OMITTED]


John V. Murphy
President
Oppenheimer New York Municipal Fund




1
OPPENHEIMER NEW YORK MUNICIPAL FUND

LETTER TO SHAREHOLDERS


  Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.

     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

  In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

  I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of The Right Way to Invest.


Sincerely,
/S/ SIGNATURE

John V. Murphy
April 19, 2002




THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2
OPPENHEIMER NEW YORK MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Q. HOW DID OPPENHEIMER NEW YORK MUNICIPAL FUND PERFORM DURING THE SIX MONTHS THAT ENDED MARCH 31, 2002?

A. Results for the period were mixed. In the face of declining interest rates, we maintained the Fund's relatively high dividend as compared to other New York tax-exempt funds. On the other hand, we're somewhat disappointed with the Fund's total return, which dipped as yield spreads widened.

WHAT DROVE THE LOWER INTEREST RATES AND WIDER YIELD SPREADS?

When this period began, the United States was in an economic recession.
Most experts believed that the terrorist attacks of September 11, 2001, would further depress economic growth (or delay economic recovery), especially for industries directly affected by the attacks, such as travel and financial services. In an effort to stimulate the economy, the Federal Reserve reduced short-term interest rates three times after October 1, 2001. Yields on high-quality fixed-income investments followed suit. And since bond yields and bond prices move in opposite directions, high-quality (i.e., investment-grade) bonds rallied.

     Yields on lower-quality (or high-yield) securities, however, remained at lofty levels. One reason was the economic data, which neither confirmed nor refuted that the recession was over. Since lower-quality bonds are more likely than high-quality issues to default during a recession, investors demanded higher yields to compensate for the added risk. The higher yields pushed prices down.

  In addition, investors turned cautious about high-yield investments after January 2002. The reason was that major companies were accused of using questionable accounting practices to overstate income. Concerned investors turned away from bonds with higher credit risk, especially energy-related securities, and sought the relative safety of investment-grade issues. Again, yields rose and prices fell.




Portfolio Management
Team
Merrell Hora
Jerry Webman





3
OPPENHEIMER NEW YORK MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS



HOW DID ALL OF THIS IMPACT THE FUND OVER THE LAST SIX MONTHS?

The continuous climb in yields for the high-yield sector added to current income, while the slide in high-yield prices detracted from total return. One energy-related holding, a bond backed by revenues from a plant that converts waste into electricity, was particularly hard hit. Several airline-related issues in the portfolio also suffered.

HOW DID YOU RESPOND?

These bonds are backed by a high degree of security, so we didn't feel the need to sell most of them. For instance, the electricity plant is necessary, well run and profitable. And the airline bonds are secured by both the gate receipts of a geographically significant facility AND the operating revenues of a major air carrier. Still, in the interest of lower volatility, we have trimmed the exposure to airlines and are increasing the Fund's diversification in the high-yield sector. In addition, we are broadening the Fund's exposure across the entire yield curve.

WHY DO YOU WANT TO BROADEN THE YIELD CURVE EXPOSURE?

We believe that the economy is headed toward recovery and a relatively slow rate of economic growth. If we are correct, this should keep inflationary pressures in check. Since long-term bonds are sensitive to inflation, a modest rate of inflation would likely result in fairly stable prices and yields at this end of the maturity spectrum.

  We also believe the Federal Reserve will discontinue its course of interest rate cuts, and fixed-income yields for short- and intermediate-term securities will gradually move upward. We want to minimize the exposure to increasing short-term interest rates by maintaining a portfolio that is diversified across the entire yield curve.

AVERAGE ANNUAL
TOTAL RETURNS WITH
SALES CHARGE
For the Periods Ended 3/31/02(1)

Class A
1-Year  5-Year 10-Year
------------------------------
-2.44%  4.22%  5.50%

Class B        Since
1-Year  5-Year Inception
------------------------------
-3.22%  4.11%  4.45%

Class C        Since
1-Year  5-Year Inception
------------------------------
0.67%   4.44%  4.67%


------------------------------
STANDARDIZED YIELDS
For the 30 Days Ended 3/31/02(2)
------------------------------
Class A        5.00%
------------------------------
Class B        4.47
------------------------------
Class C        4.47


1. See Notes page 7 for further details.
2. Standardized yield is based on net investment income for the 30-day period ended March 31, 2002. Falling share prices will tend to artificially raise yields.


4
OPPENHEIMER NEW YORK MUNICIPAL FUND

  Right now, the Fund has a fairly large investment in intermediate-term prerefunded bonds. These bonds were originally issued as long-term debt at various periods when rates were much higher than they are today. As the bonds have moved closer to maturity, their issuers have issued new bonds, and the proceeds from those new bonds will be used to pay off the principal on our bonds at maturity. When this happens, the coupon on the original bond doesn't change, but investors perceive the bond as less risky. The net result is an intermediate-term bond with a very attractive coupon and an improved credit rating.

  These prerefunded bonds were solid contributors to performance over the past year. Thus, we don't want to divest them, but we are actively looking for opportunities to complement them with longer-term issues.

WHAT ELSE DO YOU FORESEE FOR THE NEW YORK MUNICIPAL MARKETS AND THE FUND?

The state and its municipalities are operating currently at a deficit, and economic recovery for the area may be more gradual than for the nation at large As a result, the state and municipalities are already raising more of their operating funds through new bond issues. The increase in supply allows us to more broadly diversify the Fund's holdings. We are diligently


5
OPPENHEIMER NEW YORK MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


analyzing the new issues, looking for the best opportunities to reduce risk while maintaining the Fund's strong distributions of tax-exempt income. We are confident that, over time, we can deliver both a relatively stable share price and consistent income to shareholders, which is what makes Oppenheimer New York Municipal Fund part of THE RIGHT WAY TO INVEST.



TOP FIVE INDUSTRIES(4)
-------------------------------------------------------------
Higher Education                                        16.5%
-------------------------------------------------------------
Electric Utilities                                      12.1
-------------------------------------------------------------
General Obligation                                      10.9
-------------------------------------------------------------
Highways/Railways                                        7.6
-------------------------------------------------------------
Manufacturing, Non-Durable Goods                         7.3




CREDIT ALLOCATION(3)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


o AAA             37.3%
o AA              25.4
o A               14.6
o BBB              9.0
o BB              13.7



3. Portfolio is subject to change. Percentages are as of March 31, 2002, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation includes securities rated by national rating organizations as well as unrated securities (currently 12.83% of total investments) which have ratings assigned by the Fund's investment advisor for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

4. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on total market value of investments.


6
OPPENHEIMER NEW YORK MUNICIPAL FUND

NOTES


IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares were first publicly offered on 8/16/84. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%, except where noted. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so an individual's account performance may have been higher for that period.

CLASS B shares of the Fund were first publicly offered on 3/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



7
OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2002 / Unaudited



                                                                RATINGS:
                                                                MOODY'S/        PRINCIPAL       MARKET VALUE
                                                               S&P/FITCH           AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES-98.7%
------------------------------------------------------------------------------------------------------------
 NEW YORK-79.0%
 APTSASC, Inc., NY RB, Series 1, 6.25%, 7/15/34                    Aa2/A      $  9,750,000       $10,194,600
------------------------------------------------------------------------------------------------------------
 Erie Cnty., NY IDA Life Care Community RB, Episcopal
 Church Home & Affiliates Life Care, Series A, 6%, 2/1/28          NR/NR         6,700,000         5,882,265
------------------------------------------------------------------------------------------------------------
 L.I., NY PAU Electric System RB, FSA Insured,
 Zero Coupon, 5.71%, 6/1/21(1)                                   Aaa/AAA         7,455,000         2,696,175
------------------------------------------------------------------------------------------------------------
 L.I., NY PAU Electric System RB, FSA Insured,
 Zero Coupon, 5.83%, 6/1/19(1)                                   Aaa/AAA         6,000,000         2,441,220
------------------------------------------------------------------------------------------------------------
 L.I., NY PAU Electric System RB, FSA Insured,
 Zero Coupon, 5.86%, 6/1/20(1)                                   Aaa/AAA         4,500,000         1,725,255
------------------------------------------------------------------------------------------------------------
 L.I., NY PAU Electric System RB, FSA Insured,
 Zero Coupon, 5.90%, 6/1/22(1,2)                                 Aaa/AAA        10,000,000         3,416,300
------------------------------------------------------------------------------------------------------------
 L.I., NY PAU Electric System RB, Series A, 5.125%, 9/1/29       Baa1/A-         4,395,000         4,183,688
------------------------------------------------------------------------------------------------------------
 Monroe Cnty., NY IDA RB, DePaul Community
 Facilities-A, 5.875%, 2/1/28                                      NR/NR         1,800,000         1,570,968
------------------------------------------------------------------------------------------------------------
 Niagara Cnty., NY IDA SWD RRB, Series D, 5.55%,
 11/15/24                                                       Baa1/BBB         1,500,000         1,505,865
 -----------------------------------------------------------------------------------------------------------
 Niagara Falls, NY SDI COP, High School Facilities,
 MBIA-IBC Insured, 5.375%, 6/15/28                               Aaa/AAA         7,645,000         7,669,999
 -----------------------------------------------------------------------------------------------------------
 NYC GOB, Short RITES, Prerefunded, Series B,
 FSA Insured, 6%, 10/1/07(2)                                     Aaa/AAA         7,500,000         7,754,550
------------------------------------------------------------------------------------------------------------
 NYC GOUN, Prerefunded, Series C, Subseries C-1,
 7.50%, 8/1/20                                                     Aaa/A             5,000             5,172
------------------------------------------------------------------------------------------------------------
 NYC GOUN, RIBS, Inverse Floater, 9.766%, 8/1/08(3)                 A2/A         8,250,000         8,879,062
------------------------------------------------------------------------------------------------------------
 NYC GOUN, Series A, MBIA Insured, 5.50%, 11/1/13                Aaa/AAA         3,000,000         3,209,940
------------------------------------------------------------------------------------------------------------
 NYC GOUN, Series B, 5.375%, 12/1/26                                A2/A         2,500,000         2,443,025
 -----------------------------------------------------------------------------------------------------------
 NYC GOUN, Series B, 8.25%, 6/1/07                                  A2/A         1,750,000         2,060,048
 ------------------------------------------------------------------------------------------------------------
 NYC GOUN, Series H, 5%, 3/15/29                                    A2/A         2,000,000         1,840,500
 ------------------------------------------------------------------------------------------------------------
 NYC GOUN, Series H, MBIA-IBC Insured, 5%, 3/15/29               Aaa/AAA         4,480,000         4,254,342
------------------------------------------------------------------------------------------------------------
 NYC GOUN, Unrefunded Balance, Series D, 7.50%,
 2/1/19                                                             A2/A             5,000             5,095
------------------------------------------------------------------------------------------------------------
 NYC HDC MH RB, Keith Plaza Project, 6.50%, 2/15/18               Aa2/NR         1,708,556         1,795,590
 ------------------------------------------------------------------------------------------------------------
 NYC HDC MH RB, LEVRRS, Seaview Town House
 Project, AMBAC Insured, 6.50%, 1/15/18                           Aa2/NR         2,595,914         2,728,150
 -----------------------------------------------------------------------------------------------------------
 NYC Health & Hospital Corp. RRB, AMBAC Insured,
 Inverse Floater, 9.712%, 2/15/23(3)                             Aaa/AAA        12,500,000        12,706,125
------------------------------------------------------------------------------------------------------------
 NYC IDA Civic Facility RB, 96 Community Resources
 Development for Developmentally Disabled, 7.50%, 8/1/26           NR/NR         3,965,000         4,016,505
------------------------------------------------------------------------------------------------------------
 NYC IDA Civic Facility RB, New York University Project,
 AMBAC Insured, 5%, 7/1/41                                       Aaa/AAA         3,470,000         3,236,434
------------------------------------------------------------------------------------------------------------
 NYC IDA Civic Facility RB, USTA National Tennis Center
 Project, FSA Insured, 6.375%, 11/15/14                          Aaa/AAA         1,500,000         1,639,965
 -----------------------------------------------------------------------------------------------------------
 NYC IDA Civic Facility RB, YMCA Greater NY Project,
 5.80%, 8/1/16                                                   Baa1/NR         2,470,000         2,510,409






8
OPPENHEIMER NEW YORK MUNICIPAL FUND

                                                                RATINGS:
                                                                MOODY'S/         PRINCIPAL      MARKET VALUE
                                                               S&P/FITCH            AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
 NYC IDA RB, SPF Northwest Airlines, Inc., 6%, 6/1/27             Ba3/BB      $  4,000,000      $  3,095,920
------------------------------------------------------------------------------------------------------------
 NYC IDA RB, Visy Paper, Inc. Project, 7.80%, 1/1/16               NR/NR         6,800,000         7,077,508
------------------------------------------------------------------------------------------------------------
 NYC IDA RB, Visy Paper, Inc. Project, 7.95%, 1/1/28               NR/NR        13,500,000        14,048,505
 -----------------------------------------------------------------------------------------------------------
 NYC IDA RRB, Brooklyn Navy Yard Cogen Partners,
 5.75%, 10/1/36                                                Baa3/BBB-         3,500,000         3,448,340
 -----------------------------------------------------------------------------------------------------------
 NYC IDA SPF RB, Terminal One Group Assn. Project,
 6%, 1/1/15                                                      A3/BBB+         6,000,000         6,114,240
 -----------------------------------------------------------------------------------------------------------
 NYC IDA SPF RB, Terminal One Group Assn. Project,
 6.125%, 1/1/24                                                  A3/BBB+         3,000,000         3,064,410
------------------------------------------------------------------------------------------------------------
 NYC MWFAU WSS RB, Series A, 5%, 6/15/32                          Aa2/AA         3,000,000         2,824,080
------------------------------------------------------------------------------------------------------------
 NYC MWFAU WSS RB, Series C, 5.125%, 6/15/33                      Aa2/AA         1,500,000         1,435,785
 -----------------------------------------------------------------------------------------------------------
 NYC MWFAU WSS RRB, 5.50%, 6/15/33                                Aa2/AA         8,000,000         8,103,120
 -----------------------------------------------------------------------------------------------------------
 NYC MWFAU WSS RRB, Series D, Zero Coupon,
 5.43%, 6/15/18(1)                                                Aa2/AA         2,500,000         1,069,675
------------------------------------------------------------------------------------------------------------
 NYC MWFAU WSS RRB, Series D, Zero Coupon,
 5.52%, 6/15/20(1)                                                Aa2/AA         5,000,000         1,906,250
 -----------------------------------------------------------------------------------------------------------
 NYC MWFAU WSS RRB, Series F-1, 1.40%, 6/15/33(4)             Aa2/AA/A1+         3,600,000         3,600,000
------------------------------------------------------------------------------------------------------------
 NYC REF GOUN, RIBS, Inverse Floater, 10.591%,
 8/1/13(3)                                                       Baa1/A-         5,000,000         5,443,750
------------------------------------------------------------------------------------------------------------
 NYC REF GOUN, RIBS, Inverse Floater, 10.591%,
 8/1/14(3,5)                                                     Baa1/A-         8,150,000         8,883,500
------------------------------------------------------------------------------------------------------------
 NYC REF GOUN, Unrefunded Balance, Series F,
 7.625%, 2/1/14                                                     A2/A             5,000             5,096
------------------------------------------------------------------------------------------------------------
 NYC Transitional FAU RRB, Future Tax Secured,
 Series B, 5%, 5/1/30                                            Aa2/AA+         3,500,000         3,301,025
 -----------------------------------------------------------------------------------------------------------
 NYC Transitional FAU RRB, Future Tax Secured-C,
 5.50%, 11/1/29                                                  Aa2/AA+         3,000,000         3,047,430
 -----------------------------------------------------------------------------------------------------------
 NYS DA Lease RB, Municipal HF Improvement
 Program, Series 1, FSA Insured, 5.50%, 1/15/13                  Aaa/AAA         2,350,000         2,489,214
------------------------------------------------------------------------------------------------------------
 NYS DA RB, CUSC-Fourth Generation, Series A,
 FGIC Insured, 5.25%, 7/1/30                                     Aaa/AAA         5,000,000         4,930,700
------------------------------------------------------------------------------- ----------------------------
 NYS DA RB, Ithaca College, AMBAC Insured, 5.25%,
 7/1/26                                                          Aaa/AAA         5,750,000         5,683,415
 -----------------------------------------------------------------------------------------------------------
 NYS DA RB, Judicial Facilities Lease, Escrowed to
 Maturity, BIG Insured, 7.375%, 7/1/16                           Aaa/AAA           240,000           288,612
 -----------------------------------------------------------------------------------------------------------
 NYS DA RB, Judicial Facilities Lease, Escrowed to
 Maturity, MBIA-IBC Insured, 7.375%, 7/1/16                      Aaa/AAA         2,220,000         2,669,661
 -----------------------------------------------------------------------------------------------------------
 NYS DA RB, Pooled Capital Program, Partially
 Prerefunded, FGIC Insured, 7.80%, 12/1/05                       Aaa/AAA           650,000           659,594
------------------------------------------------------------------------------------------------------------
 NYS DA RB, Rockefeller University, Series A1, 5%,
 7/1/32                                                          Aaa/AAA         2,230,000         2,127,911
------------------------------------------------------------------------------------------------------------
 NYS DA RRB, CUSC, Series B, 6%, 7/1/14                           A3/AA-         8,875,000         9,891,809
 -----------------------------------------------------------------------------------------------------------
 NYS DA RRB, CUSC-1, FSA Insured, 5.375%, 7/1/24                 Aaa/AAA        19,500,000        19,621,095
 -----------------------------------------------------------------------------------------------------------
 NYS DA RRB, CUSC-2, Series A, 5.75%, 7/1/18                      A3/AA-         6,750,000         7,312,208






9
OPPENHEIMER NEW YORK MUNICIPAL FUND






STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                RATINGS:
                                                                MOODY'S/         PRINCIPAL      MARKET VALUE
                                                               S&P/FITCH            AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
 NYS DA RRB, Lenox Hill Hospital Obligation Group,
 5.50%, 7/1/30                                                     A3/NR      $  1,500,000       $ 1,475,565
------------------------------------------------------------------------------------------------------------
 NYS DA RRB, Mt. Sinai Health, Series A, 6.50%, 7/1/25          Baa2/BBB        10,000,000        10,527,800
 -----------------------------------------------------------------------------------------------------------
 NYS DA RRB, St. Joseph's Hospital Health Center,
 MBIA Insured, 5.25%, 7/1/18                                     Aaa/AAA         5,035,000         5,039,078
 -----------------------------------------------------------------------------------------------------------
 NYS DA RRB, St. Vincent's Hospital & Medical Center,
 7.375%, 8/1/11                                                  Aa2/AAA           105,000           107,561
 -----------------------------------------------------------------------------------------------------------
 NYS DA RRB, SUEFS, Series A, 5.25%, 5/15/15                      A3/AA-        23,090,000        24,126,510
------------------------------------------------------------------------------------------------------------
 NYS DA RRB, SUEFS, Series A, 5.25%, 5/15/21                      A3/AA-         5,010,000         5,073,226
------------------------------------------------------------------------------------------------------------
 NYS DA RRB, Upstate Community College-A,
 MBIA-IBC Insured, 5%, 7/1/28                                    Aaa/AAA         5,000,000         4,771,200
 -----------------------------------------------------------------------------------------------------------
 NYS DA SPO Bonds, CUSC, Series E, FSA Insured,
 5.75%, 7/1/11                                                   Aaa/AAA         5,955,000         6,510,721
 -----------------------------------------------------------------------------------------------------------
 NYS EFC RRB, Clean Water & Drinking Revolving Funds,
 NYC Municipal Water Project-B, 5%, 6/15/27                      Aaa/AAA         3,000,000         2,849,370
 -----------------------------------------------------------------------------------------------------------
 NYS EFCPC RB, State Water Revolving Fund, Series A,
 6.60%, 9/15/12                                                  Aaa/AAA           250,000           260,280
 -----------------------------------------------------------------------------------------------------------
 NYS EFCPC RB, State Water Revolving Fund, Series C,
 7.20%, 3/15/11                                                   Aaa/A+            20,000            20,088
------------------------------------------------------------------------------------------------------------
 NYS ERDAUEF RB, L.I. Lighting Co., Prerefunded,
 Series C, 6.90%, 8/1/22                                         Baa3/A-        10,200,000        10,755,594
------------------------------------------------------------------------------------------------------------
 NYS ERDAUEF RB, Unrefunded Balance, Series A,
 7.15%, 12/1/20                                                   Baa3/A         1,990,000         2,045,123
 -----------------------------------------------------------------------------------------------------------
 NYS ERDAUGF RB, Brooklyn Union Gas Co.-D,
 MBIA Insured, Inverse Floater, 9.618%, 7/8/26(3)                Aaa/AAA         3,000,000         2,962,500
------------------------------------------------------------------------------------------------------------
 NYS ERDAUGF RB, RIBS, Brooklyn Union Gas Co.-B,
 Inverse Floater, 12.018%, 7/1/26(3)                               A2/A+         6,000,000         7,185,000
------------------------------------------------------------------------------------------------------------
 NYS ERDAUPC RB, NYS Electric & Gas Project-A,
 MBIA Insured, 6.15%, 7/1/26                                     Aaa/AAA         4,000,000         4,187,840
------------------------------------------------------------------------------------------------------------
 NYS HFA RB, MH Secured Mtg. Program-A, 7.05%,
 8/15/24                                                          Aa1/NR           350,000           358,589
------------------------------------------------------------------------------------------------------------
 NYS HFA RRB, RITES, FSA Insured, Inverse Floater,
 10.301%, 11/1/15(3,5)                                             NR/NR         6,085,000         6,855,483
------------------------------------------------------------------------------------------------------------
 NYS HFA RRB, State University Construction, Series A,
 Escrowed to Maturity, 7.90%, 11/1/06                            Aaa/AAA         1,750,000         1,938,720
------------------------------------------------------------------------------------------------------------
 NYS HFASC RB, Series A, 6%, 3/15/26                              A3/AA-        10,000,000        10,470,500
------------------------------------------------------------------------------------------------------------
 NYS LGAC RRB, 5.50%, 4/1/17                                      A3/AA-         3,800,000         4,025,720
------------------------------------------------------------------------------------------------------------
 NYS LGAC RRB, Series E, 5%, 4/1/21                               A3/AA-           500,000           490,675
------------------------------------------------------------------------------------------------------------
 NYS MAG RB, Homeowner Mtg., Series 69, 5.50%,
 10/1/28                                                          Aa1/NR         6,320,000         6,335,800
------------------------------------------------------------------------------------------------------------
 NYS MAG RB, Inverse Floater, 8.656%, 10/1/24(3)                  Aaa/NR        10,000,000         9,883,900
------------------------------------------------------------------------------------------------------------
 NYS MAG RB, Series 40-B, 6.40%, 10/1/12                          Aa1/NR           500,000           516,735
------------------------------------------------------------------------------------------------------------
 NYS MAG RRB, Homeowner Mtg., Series 71, 5.40%,
 4/1/29                                                           Aa1/NR        10,000,000         9,901,800






10
OPPENHEIMER NEW YORK MUNICIPAL FUND


                                                                RATINGS:
                                                                MOODY'S/         PRINCIPAL      MARKET VALUE
                                                               S&P/FITCH            AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
 NYS MCFFA RB, Long-Term Health Care, Series C,
 FSA Insured, 6.40%, 11/1/14                                     Aaa/AAA      $  2,800,000      $  2,865,856
------------------------------------------------------------------------------------------------------------
 NYS MCFFA RB, Prerefunded, Series D, 6.45%, 2/15/09              NR/AAA           305,000           322,077
 -----------------------------------------------------------------------------------------------------------
 NYS MTAU RB, Transportation Facilities Service
 Contracts, Series 3, 7.375%, 7/1/08                              A3/AA-           250,000           282,533
 -----------------------------------------------------------------------------------------------------------
 NYS REF GOUN, 9.875%, 11/15/05                                    A2/AA           400,000           483,920
 -----------------------------------------------------------------------------------------------------------
 NYS TBTAU GP RB, Series A, 5%, 1/1/32                           Aa3/AA-         4,000,000         3,766,880
 -----------------------------------------------------------------------------------------------------------
 NYS TBTAU GP RRB, Series Y, 5.50%, 1/1/17                       Aa3/AA-        15,000,000        15,993,450
------------------------------------------------------------------------------------------------------------
 NYS Thruway Authority Service Contract RRB,
 Local Highway & Bridge Improvements, 5.25%, 4/1/15               NR/AA-         2,500,000         2,558,525
------------------------------------------------------------------------------------------------------------
 NYS UDC RB, Correctional Service Contract-C,
 AMBAC Insured, 5.875%, 1/1/19                                   Aaa/AAA         2,500,000         2,661,350
 -----------------------------------------------------------------------------------------------------------
 NYS UDC RRB, Correctional Capital Improvements-A,
 FSA Insured, 5.25%, 1/1/21                                      Aaa/AAA         1,000,000           993,430
 -----------------------------------------------------------------------------------------------------------
 Onondaga Cnty., NY IDA SWD Facility RRB,
 Solvay Paperboard LLC Project, 6.80%, 11/1/14                     NR/NR         2,500,000         2,556,825
 -----------------------------------------------------------------------------------------------------------
 Onondaga Cnty., NY IDA SWD Facility RRB,
 Solvay Paperboard LLC Project, 7%, 11/1/30                        NR/NR        16,300,000        16,807,093
------------------------------------------------------------------------------------------------------------
 Onondaga Cnty., NY RR Agency RB, RR Facilities
 Project, 7%, 5/1/15                                              Ba3/NR        16,500,000        13,719,585
------------------------------------------------------------------------------------------------------------
 PAUNYNJ RRB, Consolidated 78th Series, 6.50%,
 4/15/11                                                          A1/AA-           250,000           252,853
 -----------------------------------------------------------------------------------------------------------
 PAUNYNJ SPO RRB, KIAC-4 Special Project,
 Fifth Installment, 6.75%, 10/1/19                                 NR/NR        12,600,000        12,848,472
                                                                                                ------------
                                                                                                 447,302,327
------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS-19.7%
 Guam PAU RRB, Series A, MBIA-IBC Insured,
 5.125%, 10/1/29                                                 Aaa/AAA         5,250,000         5,121,427
------------------------------------------------------------------------------------------------------------
 Guam PAU RRB, Series A, MBIA-IBC Insured,
 5.25%, 10/1/34                                                  Aaa/AAA        10,000,000         9,909,000
------------------------------------------------------------------------------------------------------------
 PR CMWLTH Aqueduct & Sewer Authority RB,
 Escrowed to Maturity, 10.25%, 7/1/09                            Aaa/AAA         1,100,000         1,366,365
------------------------------------------------------------------------------------------------------------
 PR CMWLTH HTAU RB, Prerefunded, Series S,
 6.50%, 7/1/22                                                    NR/AAA         7,000,000         7,190,400
 -----------------------------------------------------------------------------------------------------------
 PR CMWLTH HTAU RB, RITES, Series W,
 Inverse Floater, 8.939%, 7/1/10(3)                               Baa1/A         9,000,000         9,450,000
------------------------------------------------------------------------------------------------------------
 PR CMWLTH HTAU RB, Series D, 5.25%, 7/1/38                       Baa1/A         3,720,000         3,565,769
------------------------------------------------------------------------------------------------------------
 PR CMWLTH Infrastructure FAU Special RRB,
 Unrefunded Balance, Series A, 7.75%, 7/1/08                   Baa1/BBB+       1  ,355,000         1,396,463
------------------------------------------------------------------------------------------------------------
 PR CMWLTH Infrastructure FAU Special RRB,
 Unrefunded Balance, Series A, 7.90%, 7/1/07                   Baa1/BBB+            95,000            95,959
------------------------------------------------------------------------------------------------------------
 PR CMWLTH REF GOUN, Residual Certificates,
 Series 312, FSA Insured, 9.982%, 7/1/20(4,6)                     Aaa/NR        19,000,000        19,926,250
------------------------------------------------------------------------------------------------------------
 PR EPAU RRB, Series N, MBIA-IBC Insured,
 Zero Coupon, 5.69%, 7/1/17(1)                                   Aaa/AAA        24,000,000        11,014,560






11
OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                 RATINGS:
                                                                 MOODY'S/        PRINCIPAL      MARKET VALUE
                                                                S&P/FITCH           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS Continued
 PR Housing Bank & Finance Agency SFM RB,
 Homeownership-Fourth Portfolio, Escrowed to
 Maturity, 8.50%, 12/1/18                                         Aaa/NR      $  1,580,000      $  1,630,955
------------------------------------------------------------------------------------------------------------
 PR Industrial, Tourist, Educational, Medical &
 Environmental Control Facilities RB, Cogen Facilities
 AES Puerto Rico Project, 6.625%, 6/1/26                         Baa2/NR        11,025,000        11,449,463
 -----------------------------------------------------------------------------------------------------------
 PR POAU RB, SPF American Airlines Project, Series A,
 6.25%, 6/1/26                                                     B1/BB         9,285,000         7,781,387
------------------------------------------------------------------------------------------------------------
 PR Public Finance Corp. RB, CMWLTH Appropriations,
 Series E, 5.50%, 8/1/29                                         Baa3/A-         3,950,000         3,951,185
------------------------------------------------------------------------------------------------------------
 PR Telephone Authority RB, RIBS, Prerefunded, MBIA Insured,
 Inverse Floater, 9.399%, 1/16/15(3)                             Aaa/AAA        10,000,000        10,788,100
------------------------------------------------------------------------------------------------------------
 Virgin Islands PFAU RRB, Gross Receipts Tax Loan Nts.,
 Series A, 6.375%, 10/1/19                                       NR/BBB-         4,970,000         5,341,955
------------------------------------------------------------------------------------------------------------
 Virgin Islands PFAU RRB, Sr. Lien, Series A, 5.50%, 10/1/22     NR/BBB-         1,485,000         1,460,795
                                                                                                ------------
                                                                                                 111,440,033
------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $535,367,697)                                      98.7%      558,742,360
------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                       1.3         7,453,697
                                                                                ----------------------------

 NET ASSETS                                                                          100.0%     $566,196,057
                                                                                ============================



FOOTNOTES TO STATEMENT OF INVESTMENTS
TO SIMPLIFY THE LISTING OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE BELOW:

CMWLTH    Commonwealth                                     L.I.      Long Island
COP       Certificates of Participation                    MAG       Mtg. Agency
CUSC      City University System Consolidated              MCFFA     Medical Care Facilities Finance Agency
DA        Dormitory Authority                              MH        Multifamily Housing
DAU       Development Authority                            MTAU      Metropolitan Transportation Authority
EFC       Environmental Facilities Corp.                   MTAU      Metropolitan Transportation Authority
EFCPC     Environmental Facilities Corp. Pollution         MWFAU     Municipal Water Finance Authority
          Control                                          NYC       New York City
EPAU      Electric Power Authority                         NYS       New York State
ERDAUEF   Energy Research & Development Authority          NYS       New York State
          Electric Facilities                              PAUNYNJ   Port Authority of New York & New Jersey
ERDAUGF   Energy Research & Development Authority          PAU       Power Authority
          Gas Facilities                                   PFAU      Public Finance Authority
ERDAUPC   Energy Research & Development Authority          POAU      Port Authority
          Pollution Control                                RB        Revenue Bonds
FAU       Finance Authority                                REF       Refunding
GP        General Purpose                                  RR        Resource Recovery
GOB       General Obligation Bonds                         RRB       Revenue Refunding Bonds
GOUN      General Obligation Unlimited Nts.                RIBS      Residual Interest Bonds
HDC       Housing Development Corp.                        RITES     Residual Interest Tax Exempt Security
HF        Health Facilities                                SDI       School District
HFA       Housing Finance Agency                           SFM       Single Family Mtg.
HFASC     Housing Finance Agency Service Contract          SPF       Special Facilities
HTAU      Highway & Transportation Authority               SPO       Special Obligations
IDA       Industrial Development Agency                    SUEFS     State University Educational Facilities System
LEVRRS    Leveraged Reverse Rate Security                  SWD       Solid Waste Disposal
LGAC      Local Government Assistance Corp.                TBTAU     Triborough Bridge & Tunnel Authority
                                                           UDC       Urban Development Corp.
                                                           WSS       Water & Sewer System

12
OPPENHEIMER NEW YORK MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
1. Zero coupon bond reflects effective yield on the date of purchase.

2. Securities with an aggregate market value of $1,375,570 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

4. Represents the current interest rate for a variable or increasing rate security.

5. Identifies issues considered to be illiquid-See Note 6 of Notes to Financial Statements.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933,as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,926,250 or 3.52% of the Fund's net assets as of March 31, 2002.

AS OF MARCH 31, 2002,SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX AMOUNT TO $146,260,729 OR 25.83% OF THE FUND'S NET ASSETS.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                       MARKET VALUE           PERCENT
--------------------------------------------------------------------------------
 Higher Education                               $ 92,647,108             16.5%
 Electric Utilities                               68,253,901             12.1
 General Obligation                               60,939,908             10.9
 Highways/Railways                                42,525,024              7.6
 Manufacturing, Non-Durable Goods                 40,489,931              7.3
 Hospital/Healthcare                              33,044,062              5.9
 Single Family Housing                            28,269,190              5.1
 Sales Tax Revenue                                24,318,119              4.4
 Multifamily Housing                              22,208,311              4.0
 Marine/Aviation Facilities                       20,308,810              3.6
 Pollution Control                                19,951,057              3.6
 Water Utilities                                  18,208,368              3.3
 Municipal Leases                                 17,054,799              3.1
 Resource Recovery                                15,225,450              2.7
 Special Assessment                               13,242,030              2.4
 Telephone Utilities                              10,788,100              1.9
 Not-for-Profit Organization                       8,166,880              1.5
 Adult Living Facilities                           7,453,233              1.3
 Gas Utilities                                     7,185,000              1.3
 Sewer Utilities                                   5,226,645              0.9
 Education                                         3,236,434              0.6
                                                --------------------------------

 TOTAL                                          $558,742,360            100.0%
                                                ================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



13
OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 March 31, 2002
-------------------------------------------------------------------------
 ASSETS
 Investments, at value (cost $535,367,697) -
 see accompanying statement                                 $558,742,360
-------------------------------------------------------------------------
 Cash                                                            318,668
-------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                      9,221,393
 Shares of beneficial interest sold                              535,265
 Daily variation on futures contracts                                 71
 Other                                                             7,094
                                                            -------------
 Total assets                                                568,824,851

-------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Dividends                                                     1,691,168
 Shares of beneficial interest redeemed                          341,471
 Distribution and service plan fees                              336,119
 Trustees' compensation                                          116,415
 Shareholder reports                                              55,228
 Transfer and shareholder servicing agent fees                    17,274
 Other                                                            71,119
                                                            -------------
 Total liabilities                                             2,628,794

-------------------------------------------------------------------------
 NET ASSETS                                                 $566,196,057
                                                            =============

-------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                            $560,869,659
-------------------------------------------------------------------------
 Undistributed net investment income                             833,916
-------------------------------------------------------------------------
 Accumulated net realized loss on investments                (18,883,431)
-------------------------------------------------------------------------
 Net unrealized appreciation on investments                   23,375,913
                                                            -------------
 Net Assets                                                 $566,196,057
                                                            =============

-------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $515,530,830 and 41,915,943
 shares of beneficial interest outstanding)                       $12.30
 Maximum offering price per share (net asset
 value plus sales charge of 4.75% of offering price)              $12.91
-------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net
 assets of $41,500,722 and 3,373,294 shares of
 beneficial interest outstanding)                                 $12.30
-------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net
 assets of $9,164,505 and 744,980 shares of
 beneficial interest outstanding)                                 $12.30

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




14
OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited




 For the Six Months Ended March 31, 2002
-------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest                                                    $18,432,263
-------------------------------------------------------------------------
 EXPENSES
 Management fees                                               1,548,713
-------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                         613,165
 Class B                                                         218,046
 Class C                                                          43,257
-------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                   222,442
-------------------------------------------------------------------------
 Shareholder reports                                              49,084
-------------------------------------------------------------------------
 Custodian fees and expenses                                      28,056
-------------------------------------------------------------------------
 Trustees' compensation                                           13,227
-------------------------------------------------------------------------
 Other                                                            29,109
                                                             ------------
 Total expenses                                                2,765,099
 Less reduction to custodian expenses                             (4,862)
                                                             ------------
 Net expenses                                                  2,760,237

-------------------------------------------------------------------------
 NET INVESTMENT INCOME                                        15,672,026
-------------------------------------------------------------------------
 REALIZED AND UNREALIZED LOSS

 Net realized loss on:
 Investments                                                  (4,006,505)
 Closing of futures contracts                                   (932,139)
                                                             ------------
 Net realized loss                                            (4,938,644)

-------------------------------------------------------------------------
 Net change in unrealized depreciation on investments        (12,996,581)
                                                             ------------
 Net realized and unrealized loss                            (17,935,225)

-------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations        $(2,263,199)
                                                             ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








15
OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS               YEAR
                                                       ENDED              ENDED
                                              MARCH 31, 2002      SEPTEMBER 30,
                                                  (UNAUDITED)              2001
--------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                          $ 15,672,026       $ 30,414,511
--------------------------------------------------------------------------------
 Net realized loss                                (4,938,644)        (1,094,870)
--------------------------------------------------------------------------------
 Net change in unrealized
 appreciation (depreciation)                     (12,996,581)        24,433,244
                                                --------------------------------
 Net increase (decrease) in
 net assets resulting from operations             (2,263,199)        53,752,885

--------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                         (13,887,527)       (27,229,112)
 Class B                                            (976,959)        (2,104,850)
 Class C                                            (194,166)          (304,545)

--------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                             835,507           (645,404)
 Class B                                          (3,636,263)        (5,275,052)
 Class C                                           1,180,489          2,030,767

--------------------------------------------------------------------------------
 NET ASSETS
 Total increase                                  (18,942,118)        20,224,689
--------------------------------------------------------------------------------
 Beginning of period                             585,138,175        564,913,486
                                                --------------------------------
 End of period (including undistributed
 net investment income of $833,916 and
 $220,542, respectively)                        $566,196,057       $585,138,175
                                                ================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






16
OPPENHEIMER NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS





                                                     SIX MONTHS                                                      YEAR
                                                          ENDED                                                     ENDED
                                                 MARCH 31, 2002                                                 SEPT. 30,
 CLASS A                                             (UNAUDITED)    2001       2000        1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $  12.67   $ 12.15    $ 12.24     $ 13.17      $ 12.79     $ 12.41
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .34       .67        .64         .64          .64         .69
 Net realized and unrealized gain (loss)                   (.38)      .50       (.09)       (.94)         .40         .37
                                                       -------------------------------------------------------------------
 Total income (loss) from
 investment operations                                     (.04)     1.17        .55        (.30)        1.04        1.06
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                      (.33)     (.65)      (.64)       (.63)        (.66)       (.68)
 Distributions from net realized gain                         -         -          -(1)        -            -           -
                                                        ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.33)     (.65)      (.64)       (.63)        (.66)        .68)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $  12.30    $12.67     $12.15      $12.24       $13.17      $12.79
                                                       ===================================================================


--------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN, AT NET ASSET VALUE(2)                       (0.33)%    9.77%      4.78%      (2.36)%       8.36%       8.78%

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)              $515,531  $530,464   $509,288    $575,254     $609,183    $634,789
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $526,610  $526,333   $529,839    $603,604     $621,555    $652,048
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                     5.50%     5.30%      5.45%       5.04%        4.96%       5.49%
 Expenses                                                  0.88%     0.84%      0.89%       0.88%        0.87%(4)    0.86%(4)
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     12%       10%        26%         18%          25%         21%




1. Less than $0.005 per share.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, withall dividends and distributions reinvested in additional shares on thereinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17
OPPENHEIMER NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued


                                                     SIX MONTHS                                                      YEAR
                                                          ENDED                                                     ENDED
                                                 MARCH 31, 2002                                                 SEPT. 30,
 CLASS B                                            (UNAUDITED)      2001       2000        1999         1998        1997
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $  12.68   $ 12.16    $ 12.25     $ 13.18      $ 12.79      $ 12.41
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .29       .56        .53         .54          .55         .59
 Net realized and unrealized gain (loss)                   (.39)      .51       (.07)       (.94)         .41         .38
                                                       ---------------------------------------------------------------------
 Total income (loss) from investment
 operations                                                (.10)     1.07        .46        (.40)         .96         .97
 -------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                      (.28)     (.55)      (.55)       (.53)        (.57)       (.59)
 Distributions from net realized gain                        --        --          -(1)       --           --          --
                                                       -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.28)     (.55)      (.55)       (.53)        (.57)       (.59)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $  12.30    $12.68     $12.16      $12.25       $13.18      $12.79
                                                       ==================================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                      (0.79)%    8.94%      3.98%      (3.11)%       7.62%       7.97%
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)              $ 41,501   $46,422    $49,671     $78,526     $107,021    $106,459
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $ 43,702   $48,115    $60,299     $98,597     $106,130    $104,183
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                     4.73%     4.53%      4.68%       4.25%        4.21%       4.72%
 Expenses                                                  1.65%     1.61%      1.67%       1.65%        1.63%(4)    1.63%
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     12%       10%        26%         18%          25%         21%



 1. Less than $0.005 per share.

 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

 3. Annualized for periods of less than one full year.

 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18
OPPENHEIMER NEW YORK MUNICIPAL FUND


                                                     SIX MONTHS                                                      YEAR
                                                          ENDED                                                     ENDED
                                                 MARCH 31, 2002                                                 SEPT. 30,
 CLASS C                                            (UNAUDITED)      2001       2000        1999         1998        1997
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $  12.68   $ 12.15    $ 12.24     $ 13.17      $ 12.79     $ 12.41
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .29       .56        .56         .56          .47         .57
 Net realized and unrealized gain (loss)                   (.39)      .52       (.10)       (.96)         .48         .39
                                                       -------------------------------------------------------------------
 Total income (loss) from investment
 operations                                                (.10)     1.08        .46        (.40)         .95         .96
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                      (.28)     (.55)      (.55)       (.53)        (.57)       (.58)
 Distributions from net realized gain                        --        --         --(1)       --           --          --
                                                       -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.28)     (.55)      (.55)       (.53)        (.57)       (.58)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $  12.30     $12.68    $12.15      $12.24       $13.17      $12.79
                                                       ===================================================================
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                      (0.79)%    9.03%      3.97%      (3.11)%       7.54%       7.95%
---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)              $  9,165    $8,251     $5,954      $6,450       $6,168      $4,749
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $  8,680    $6,979     $6,121      $6,622       $5,420      $3,798
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                     4.72%     4.51%      4.68%       4.26%        4.30%       4.67%
 Expenses                                                  1.65%     1.61%      1.66%       1.65%        1.63%(4)    1.63%(4)
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     12%       10%        26%         18%          25%         21%



1. Less than $0.005 per share.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19
OPPENHEIMER NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited





--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer New York Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

  The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $83,037,420 as of March 31, 2002. Including the effect of leverage, inverse floaters represent 14.60% of the Fund's total assets as of March 31, 2002.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

20
OPPENHEIMER NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

  As of March 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $13,536,402. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of September 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

            EXPIRING
            --------------------------
               2008       $    225,130
               2009          7,849,365
                          ------------
              Total       $  8,074,495
                          ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2002, the Fund's projected benefit obligations were increased by $6,765 and payments of $12,454 were made to retired trustees, resulting in an accumulated liability of $110,920 as of March 31, 2002.

  The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.



21
OPPENHEIMER NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued





--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed.Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:



                              SIX MONTHS ENDED MARCH 31, 2002           YEAR ENDED SEPTEMBER 30, 2001
                                  SHARES        AMOUNT                      SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                            1,639,152  $ 20,567,213                   5,312,385   $ 66,617,258
 Dividends and/or
 distributions reinvested          719,760     9,049,704                   1,412,094     17,725,446
 Redeemed                       (2,295,152)  (28,781,410)                 (6,776,133)   (84,988,108)
                                --------------------------------------------------------------------
 Net increase (decrease)            63,760  $    835,507                     (51,654)  $   (645,404)
                                ====================================================================

----------------------------------------------------------------------------------------------------
 CLASS B
 Sold                              340,373  $  4,259,196                     909,671   $ 11,425,012
 Dividends and/or
 distributions reinvested           51,394       646,273                     107,029      1,343,416
 Redeemed                         (680,038)   (8,541,732)                 (1,441,180)   (18,043,480)
                                --------------------------------------------------------------------
 Net decrease                     (288,271) $ (3,636,263)                   (424,480)  $ (5,275,052)
                                ====================================================================

----------------------------------------------------------------------------------------------------
 CLASS C
 Sold                              138,930  $  1,742,650                     255,501   $  3,210,842
 Dividends and/or
 distributions reinvested           10,361       130,219                      15,294        192,258
 Redeemed                          (55,187)     (692,380)                   (109,732)    (1,372,333)
                                --------------------------------------------------------------------
 Net increase                       94,104  $  1,180,489                     161,063   $  2,030,767
                                ====================================================================




22
OPPENHEIMER NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2002, were $68,396,448 and $75,604,336, respectively.
--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of
$1 billion. The Fund's management fee for the six months ended March 31, 2002 was an annualized rate of 0.54%.
--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.

  OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at anytime.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                           AGGREGATE         CLASS A     CONCESSIONS     CONCESSIONS     CONCESSIONS
                           FRONT-END       FRONT-END      ON CLASS A      ON CLASS B      ON CLASS C
                       SALES CHARGES   SALES CHARGES          SHARES          SHARES          SHARES
 SIX MONTHS               ON CLASS A     RETAINED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 ENDED                        SHARES     DISTRIBUTOR     DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------------------
 March 31, 2002             $271,295         $64,392            $512        $144,678         $13,479


     1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                  CLASS A                    CLASS B                    CLASS C
                      CONTINGENT DEFERRED        CONTINGENT DEFERRED        CONTINGENT DEFERRED
 SIX MONTHS                 SALES CHARGES              SALES CHARGES              SALES CHARGES
 ENDED            RETAINED BY DISTRIBUTOR    RETAINED BY DISTRIBUTOR    RETAINED BY DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------------
 March 31, 2002                    $1,044                    $49,277                     $1,020


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.





23
OPPENHEIMER NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued






--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2002, payments under the Class A plan totaled $613,165, all of which were paid by the Distributor to recipients, and included $10,106 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended March 31, 2002, were as follows:

                                                                              DISTRIBUTOR'S
                                                            DISTRIBUTOR'S         AGGREGATE
                                                                AGGREGATE      UNREIMBURSED
                                                             UNREIMBURSED     EXPENSES AS %
                        TOTAL PAYMENTS     AMOUNT RETAINED       EXPENSES     OF NET ASSETS
                            UNDER PLAN      BY DISTRIBUTOR     UNDER PLAN          OF CLASS
--------------------------------------------------------------------------------------------
 Class B Plan                 $218,046            $172,319     $1,578,888              3.80%
 Class C Plan                   43,257              14,802        151,363              1.65




24
OPPENHEIMER NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

  The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

  Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

  Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

  Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2002, the Fund had outstanding futures contracts as follows:


                            EXPIRATION     NUMBER OF     VALUATION AS OF    UNREALIZED
 CONTRACT DESCRIPTION            DATES     CONTRACTS      MARCH 31, 2002  APPRECIATION
--------------------------------------------------------------------------------------
 CONTRACTS TO SELL
 U.S. Long Bonds               6/19/02            15          $1,472,344        $  469
 U.S. Treasury Nts., 10 yr.    6/19/02            50           5,122,656           781
--------------------------------------------------------------------------------------
                                                                                $1,250
--------------------------------------------------------------------------------------




25
OPPENHEIMER NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued





--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES
As of March 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2002, was $15,738,983, which represents 2.78% of the Fund's net assets.

--------------------------------------------------------------------------------
7. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

  The Fund had no borrowings outstanding during the six months ended or at March 31, 2002.



26
OPPENHEIMER NEW YORK MUNICIPAL FUND

OPPENHEIMER NEW YORK MUNICIPAL FUND




--------------------------------------------------------------------------------
 OFFICERS AND TRUSTEES          Leon Levy, Chairman of the Board of Trustees
                                Donald W. Spiro, Vice Chairman of the Board of
                                Trustees
                                John V. Murphy, President and Trustee
                                Robert G. Galli, Trustee
                                Phillip A. Griffiths, Trustee
                                Benjamin Lipstein, Trustee
                                Elizabeth B. Moynihan, Trustee
                                Kenneth A. Randall, Trustee
                                Edward V. Regan, Trustee
                                Russell S. Reynolds, Jr., Trustee
                                Clayton K. Yeutter, Trustee
                                Merrell Hora, Vice President
                                Jerry Webman, Vice President
                                Robert G. Zack, Secretary
                                Brian W. Wixted, Treasurer
                                Katherine P. Feld, Assistant Secretary
                                Kathleen T. Ives, Assistant Secretary
                                Denis R. Molleur, Assistant Secretary


--------------------------------------------------------------------------------
 INVESTMENT ADVISOR             OppenheimerFunds, Inc.


--------------------------------------------------------------------------------
 DISTRIBUTOR                    OppenheimerFunds Distributor, Inc.


--------------------------------------------------------------------------------
 TRANSFER AND SHAREHOLDER       OppenheimerFunds Services
 SERVICING AGENT


--------------------------------------------------------------------------------
 CUSTODIAN OF                   Citibank, N.A.
 PORTFOLIO SECURITIES


--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS           KPMG LLP


--------------------------------------------------------------------------------
 LEGAL COUNSEL                  Mayer, Brown, Rowe and Maw

                                The financial statements included herein have been taken from the records of the Fund without examination of the auditors.

                                OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                                OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


                                (C)Copyright 2002 OppenheimerFunds, Inc.
                                All rights reserved.


27
OPPENHEIMER NEW YORK MUNICIPAL FUND

OPPENHEIMERFUNDS FAMILY


 GLOBAL EQUITY    Developing Markets Fund      Global Fund
                  International Small Company
                    Fund                       Quest Global Value Fund
                  Europe Fund                  Global Growth & Income Fund
                  International Growth Fund
-------------------------------------------------------------------------------
 EQUITY          STOCK                        STOCK & BOND
                 Emerging Technologies Fund   Quest Opportunity Value Fund
                 Emerging Growth Fund         Total Return Fund
                 Enterprise Fund              Quest Balanced Value Fund
                 Discovery Fund               Capital Income Fund
                 Main Street(R)
                   Small Cap Fund             Multiple Strategies Fund
                 Small Cap Value Fund         Disciplined Allocation Fund
                 MidCap Fund                  Convertible Securities Fund
                 Main Street(R)
                   Opportunity Fund           SPECIALTY
                 Growth Fund                  Real Asset Fund(R)
                 Capital Appreciation Fund    Gold & Special Minerals Fund
                 Main Street(R) Growth &
                   Income Fund                Tremont Market Neutral Fund,LLC(1)
                 Value Fund                   Tremont Opportunity Fund, LLC(1)
                 Quest Capital Value Fund
                 Quest Value Fund
                 Trinity Large Cap
                   Growth Fund
                 Trinity Core Fund
                 Trinity Value Fund
--------------------------------------------------------------------------------
INCOME          TAXABLE                      MUNICIPAL
                 International Bond Fund      California Municipal Fund(3)
                 High Yield Fund              New Jersey Municipal Fund(3)
                 Champion Income Fund         New York Municipal Fund(3)
                 Strategic Income Fund        Municipal Bond Fund
                 Bond Fund                    Intermediate Municipal Fund
                 Senior Floating Rate Fund
                 U.S. Government Trust
                 Limited-Term Government Fund
                 Capital Preservation Fund(2)
                 ROCHESTER DIVISION
                 Rochester National Municipals
                 Rochester Fund Municipals
                 Limited Term New York
                   Municipal Fund
                 Pennsylvania Municipal Fund(3)
--------------------------------------------------------------------------------
SELECT MANAGERS STOCK                        STOCK & BOND
                 Mercury Advisors Focus
                   Growth Fund                QM Active Balanced Fund(2)
                 Gartmore Millennium
                   Growth Fund II
                 Jennison Growth Fund
                 Salomon Brothers Capital
                   Fund
                 Mercury Advisors S&P 500(R)
                   Index Fund(2)
--------------------------------------------------------------------------------
MONEY MARKET(4)  Money Market Fund            Cash Reserves


1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.

2. Available only through qualified retirement plans.

3. Available to investors only in certain states.

4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


28
OPPENHEIMER NEW YORK MUNICIPAL FUND

[GRAPHIC OMITTED]
Full Page Screen

INFORMATION AND SERVICES


GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or pros-pectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience. Sign up today at WWW.OPPENHEIMERFUNDS.COM.


INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: OPNYX    Class B: ONYBX    Class C: ONYCX

1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.







[LOGO OMITTED]
OppenheimerFunds
Distributor, Inc.


RS0360.001.0302 May 30, 2002